S-K 1602(a)(3) Forepart, Sponsor Compensation	Sep. 05, 2025 USD ($) $ / shares shares
Cantor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,200,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00
Price Paid or to be Paid for Securities, Total Amount | $	$ 12,000,000
Private Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,200,000
Private Shares [Member] | Cantor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	500,000
Private Shares [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	700,000